Intangible Assets (March 10-K Note)	12 Months Ended
Mar. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
Note 3.	Intangible Assets

With the acquisition of CollabRx, and the impairment of the related acquired software in the current fiscal year, as of March 31, 2015, the Company’s intangible assets net value was $501.  The Company does not amortize the trade name as it has an indefinite life subject to annual impairment tests.  The net book value of Goodwill was $603.

Amortization expense was $209 for each fiscal year 2015 and 2014, respectively.  In fiscal year 2015, the Company impaired the value of its Developed Technology by $415, and Customer Relationships by $156.

As of March 31, 2015, intangible assets, net, not including goodwill, consisted of the following:

	Gross	Accumulated Amortization	Impairment	Net
Developed Technology	$719	$(200)	$(415)	$104
Customer Relationships	433	(239)	(156)	38
Trade Name	346	-	-	346
Non Compete Agreement	151	(138)	-	13
Total	$1,649	$(577)	$(571)	$501

As of March 31, 2014, intangible assets, net, not including goodwill, consisted of the following:

	Gross	Accumulated Amortization	Impairment	Net
Developed Technology	$719	$(128)	$-	$591
Customer Relationships	433	(152)	-	281
Trade Name	346	-	-	346
Non Compete Agreement	151	(88)	-	63
Total	$1,649	$(368)	$-	$1,281

Future estimated amortization expense is as follows:

Year Ending March 31,	Estimated Amortization Expense
2016	$155
2017	-
2018	-
2019	-
2020	-
Thereafter	-
$155

The Company sold all remaining intangibles, except the NLD related patents, to SPTS on February 9, 2011.  The Company retained the internally developed NLD patents and has sold all of these patents as of March 31, 2014.

Amortization expense was $209 for the fiscal years ended March 31, 2015 and 2014, respectively.